Document and Entity Information	Feb. 23, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 23, 2022
Entity Registrant Name	LIMESTONE BANCORP, INC.
Entity Incorporation, State or Country Code	KY
Entity File Number	001-33033
Entity Tax Identification Number	61-1142247
Entity Address, Address Line One	2500 Eastpoint Parkway
Entity Address, City or Town	Louisville
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40223
City Area Code	502
Local Phone Number	499-4800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001358356
Title of 12(b) Security	Common Shares
Trading Symbol	LMST
Security Exchange Name	NASDAQ